Accounts and notes payable and accruals and other current liabilities - Accounts and notes payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)
Accounts and notes payable and accruals and other current liabilities
Commission payables to network partners and location partners	¥ 295,490				¥ 418,242
Entry fees payable to location partners	12,287				21,475
Payables for purchase of goods	185,945				273,906
Payables for maintenance cost	25,220				21,453
Others	44,490				32,593
Total	¥ 563,432	$ 77,190	¥ 694,674	¥ 725,367	¥ 767,669	¥ 800,455	¥ 693,807	¥ 915,976	¥ 817,245	¥ 805,849	¥ 702,506	¥ 545,790